Vessels, Port Terminals and Other Fixed Assets, net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			50 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2016 San San H product tanker	Jun. 30, 2016 Ferni H product tanker	Dec. 31, 2013 San San H/Ferni H product tankers	Dec. 31, 2013 Conveyor belt at its dry port facility in Nueva Palmira	Jun. 30, 2013 Four new tank barges, price per each	Dec. 31, 2013 Three pushboats	Jun. 26, 2013 Three pushboats	Aug. 05, 2013 36 dry barges	Oct. 08, 2013 Additional 36 dry barges	Dec. 31, 2013 Total new dry barges
Vessels, port terminals and other fixed assets, net
Assets pledged as collateral	$ 948	$ 1,074
Payments to acquire businesses including transaction expenses				9,850	9,800			1,900	19,767				11,448
Payments of obligations under capital leases	1,353	1,519	1,040			1,353
Construction cost							21,773
Purchase price obligation										$ 20,250	$ 19,080	$ 19,080